Significant Accounting Policies, Income Taxes (Details)	11 Months Ended
Dec. 31, 2022 USD ($)
Income Taxes [Abstract]
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes